T. ROWE PRICE Global Allocation Fund
July 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Globant (USD) (1) 1,375 329
MercadoLibre (USD) (1) 880 1,381
Tenaris (EUR)  2,679 27
Tenaris, ADR (USD)  7,403 151
Total Argentina (Cost
$609
)
1,888
AUSTRALIA 0.6%
Common Stocks 0.6%
ALS  5,265 49
Australia & New Zealand Banking Group  13,811 281
BHP Group  44,337 1,742
Challenger  24,312 102
Cochlear  1,118 202
Downer EDI  50,554 197
Frontier Digital Ventures (1) 42,645 49
Goodman Group  3,735 62
IDP Education  9,404 195
IGO  85,248 582
Incitec Pivot  79,700 157
Macquarie Group  2,522 291
Northern Star Resources  28,640 213
oOh!media (1) 69,122 83
OZ Minerals  14,615 248
Perseus Mining (1) 141,858 173
Rio Tinto  3,310 324
Scentre Group  175,299 335
Silver Lake Resources (1) 33,796 38
South32  221,472 485
Steadfast Group  54,717 179
Treasury Wine Estates  19,238 169
Worley  45,251 372
Xero (1) 1,750 182
6,710
Corporate Bonds 0.0%
Ausgrid Finance, 3.85%, 5/1/23 (USD) (2) 105,000 109
Boral Finance, 3.00%, 11/1/22 (USD) (2) 10,000 10
Transurban Finance, 2.45%, 3/16/31 (USD) (2) 140,000 143
Transurban Finance, 4.125%, 2/2/26 (USD) (2) 15,000 17
Woodside Finance, 3.70%, 3/15/28 (USD) (2) 67,000 73

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Woodside Finance, 4.50%, 3/4/29 (USD) (2) 105,000 119
471
Total Australia (Cost
$5,059
)
7,181
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  20,479 1,163
Erste Group Bank  18,757 727
Mayr Melnhof Karton  2,095 446
Total Austria (Cost
$1,722
)
2,336
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  453,236 264
Marico Bangladesh  1,357 38
Olympic Industries  8,408 17
Singer Bangladesh  22,290 48
Total Bangladesh (Cost
$304
)
367
BELGIUM 0.1%
Common Stocks 0.1%
Anheuser-Busch InBev  7,843 495
Barco  4,289 107
KBC Group  3,004 242
Umicore  4,984 310
1,154
Corporate Bonds 0.0%
Anheuser-Busch, 4.90%, 2/1/46 (USD)  90,000 115
115
Total Belgium (Cost
$1,137
)
1,269
BRAZIL 0.6%
Common Stocks 0.4%
Arco Platform, Class A (USD) (1) 1,606 47
B3  192,100 565
Boa Vista Servicos  41,661 92
EDP - Energias Do Brasil  34,868 115

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Grupo SBF (1) 18,500 125
Iguatemi Empresa de Shopping Centers  18,300 144
Lojas Renner  30,621 243
Magazine Luiza  37,053 146
Pagseguro Digital, Class A (USD) (1) 8,127 451
Raia Drogasil  142,910 694
Rede D'Or Sao Luiz  26,313 350
StoneCo, Class A (USD) (1) 22,977 1,352
Suzano (1) 7,751 81
Vale  7,094 149
XP, Class A (USD) (1) 20,763 852
5,406
Preferred Stocks 0.2%
Itau Unibanco Holding  308,346 1,789
Marcopolo  174,900 102
1,891
Total Brazil (Cost
$5,784
)
7,297
CANADA 0.9%
Common Stocks 0.7%
Altus Group  3,524 166
ARC Resources  11,770 89
Aritzia (1) 4,500 132
Bausch Health (USD) (1) 17,981 526
CAE (1) 5,078 155
Canadian Apartment Properties REIT  809 40
dentalcorp Holdings (1)(3) 8,336 98
Descartes Systems Group (1) 3,328 241
DIRTT Environmental Solutions (1)(3) 30,667 141
Element Fleet Management  33,544 384
Enbridge (USD)  617 24
Enerflex  3,000 17
ERO Copper (1) 6,058 122
Franco-Nevada  1,740 278
K92 Mining (1) 13,187 95
Kirkland Lake Gold  4,371 187
Lundin Mining  15,740 144
MAG Silver (USD) (1) 3,990 79
Magna International (USD)  10,122 849
Manulife Financial  9,330 180
National Bank of Canada  10,948 838
Pan American Silver (USD)  850 24
Parex Resources (1) 1,250 21

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sandstorm Gold (USD) (1) 6,880 54
Shopify, Class A (1) 418 628
Shopify, Class A (USD) (1) 646 969
Spin Master (1) 6,158 236
Summit Industrial Income REIT  5,905 90
Sun Life Financial  20,326 1,059
TC Energy  4,011 196
TC Energy (USD)  1,157 56
TMX Group  2,927 321
Wesdome Gold Mines (1) 22,735 230
West Fraser Timber  284 20
Wheaton Precious Metals  913 42
8,731
Corporate Bonds 0.1%
Canadian Natural Resources, 2.95%, 1/15/23 (USD)  175,000 181
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 115
Suncor Energy, 3.10%, 5/15/25 (USD)  70,000 75
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 11
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 147
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)  235,000 250
TransCanada Pipelines, 2.50%, 8/1/22 (USD)  20,000 20
799
Government Bonds 0.1%
Province of Alberta, 2.20%, 7/26/22 (USD)  130,000 132
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 153
Province of British Columbia, 2.00%, 10/23/22 (USD)  15,000 15
Province of Manitoba, 2.60%, 4/16/24 (USD)  270,000 286
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 287
Province of Quebec, 2.875%, 10/16/24 (USD)  50,000 54
927
Total Canada (Cost
$7,188
)
10,457
CAYMAN ISLANDS 0.0%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45
(USD) (1)(4)(5) 8,048 57
57

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $96
(USD) (1)(4)(5) 1,944 306
306
Total Cayman Islands (Cost
$141
)
363
CHILE 0.2%
Common Stocks 0.1%
Antofagasta (GBP)  21,482 446
Banco Santander Chile, ADR (USD)  27,068 529
975
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 302
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2) 220,000 229
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (2) 200,000 211
742
Total Chile (Cost
$1,505
)
1,717
CHINA 2.5%
Common Stocks 1.9%
58.com (USD) (1)(4) 5,864 —
Alibaba Group Holding (HKD) (1) 49,720 1,214
Alibaba Group Holding, ADR (USD) (1) 17,965 3,507
Anhui Conch Cement, H Shares (HKD)  85,000 407
Baidu, ADR (USD) (1) 1,856 304
Beijing Enterprises Holdings (HKD)  30,500 95
Beijing Enterprises Urban Resources Group (HKD) (1) 332,000 36
China Feihe (HKD)  79,000 152
China Mengniu Dairy (HKD)  297,000 1,613
China Merchants Bank, H Shares (HKD)  45,500 346
China Overseas Land & Investment (HKD)  308,500 647
China Resources Beer Holdings (HKD)  8,000 60
China Resources Mixc Lifestyle Services (HKD)  23,800 144
Country Garden Services Holdings (HKD)  48,000 390
Didi Global, Acquisition Date: 10/19/15, Cost $9 (USD) (1)(5) 344 14
ENN Energy Holdings (HKD)  23,200 484
Fosun International (HKD)  106,500 141
Greentown Service Group (HKD)  242,000 263
Guangzhou Automobile Group, H Shares (HKD)  82,000 71
Haier Smart Home, H Shares (HKD)  31,600 108

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hope Education Group (HKD) (3) 708,000 133
Huazhu Group, ADR (USD) (1) 862 39
I-Mab, ADR (USD) (1) 2,329 182
JOYY, ADR (USD)  2,496 133
Kanzhun, ADR (USD) (1) 6,541 225
Li Ning (HKD)  27,500 290
Meituan, Class B (HKD) (1) 32,900 910
New Horizon Health (HKD) (1) 5,000 46
New Oriental Education & Technology Group, ADR (USD) (1) 52,410 114
PICC Property & Casualty, Class H (HKD)  252,000 204
Pinduoduo, ADR (USD) (1) 4,800 440
Ping An Insurance Group, H Shares (HKD)  159,000 1,391
Shandong Weigao Group Medical Polymer, H Shares (HKD)  72,000 129
Sino Biopharmaceutical (HKD)  415,000 353
Sinopharm Group, H Shares (HKD)  26,400 69
Tencent Holdings (HKD)  91,554 5,522
Tencent Holdings, ADR (USD)  4,167 255
Tencent Music Entertainment Group, ADR (USD) (1) 11,200 118
Trip.com Group, ADR (USD) (1) 13,070 339
Tsingtao Brewery, H Shares (HKD)  18,000 142
Wuxi Biologics Cayman (HKD) (1) 4,500 69
Yangzijiang Shipbuilding Holdings (SGD)  247,600 251
Yum China Holdings (USD)  15,200 945
Zhongsheng Group Holdings (HKD)  71,500 659
Zylox-Tonbridge Medical Technology (HKD) (1) 3,000 18
22,972
Common Stocks - China A Shares 0.5%
Anhui Conch Cement, A Shares (CNH)  17,800 98
Autel Intelligent Technology, A Shares (CNH)  13,917 172
Bafang Electric Suzhou, A Shares (CNH)  6,075 211
BTG Hotels Group, A Shares (CNH) (1) 26,373 76
Fuyao Glass Industry Group, A Shares (CNH)  13,912 104
Gree Electric Appliances of Zhuhai, A Shares (CNH)  124,000 913
Hongfa Technology, A Shares (CNH)  52,800 538
Jason Furniture Hangzhou, A Shares (CNH)  26,680 268
Jiangsu Hengrui Medicine, A Shares (CNH)  27,720 234
Kweichow Moutai, A Shares (CNH)  3,230 841
Midea Group, A Shares (CNH)  28,400 280
NARI Technology, A Shares (CNH)  33,240 162
Qingdao Haier Biomedical, Class A (CNH)  10,900 176
Shandong Pharmaceutical Glass, A Shares (CNH)  9,254 49
Shenzhen Megmeet Electrical, A Shares (CNH)  29,700 143
Sino Wealth Electronic, A Shares (CNH)  16,590 179
Songcheng Performance Development, A Shares (CNH)  246,100 484
Yifeng Pharmacy Chain, A Shares (CNH)  64,726 490

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zhongji Innolight, A Shares (CNH)  13,700 91
5,509
Corporate Bonds 0.1%
Baidu, 3.875%, 9/29/23 (USD)  210,000 223
State Grid Overseas Investment, 3.75%, 5/2/23 (USD) (2) 215,000 226
Tencent Holdings, 2.985%, 1/19/23 (USD) (2) 200,000 207
Weibo, 3.50%, 7/5/24 (USD)  255,000 267
923
Total China (Cost
$23,810
)
29,404
CZECH REPUBLIC 0.0%
Common Stocks 0.0%
Komercni banka (1) 8,171 303
Total Czech Republic (Cost
$290
)
303
DENMARK 0.3%
Common Stocks 0.2%
Ambu, Class B  6,671 247
Chr Hansen Holding  1,135 102
Coloplast, B Shares  3,118 570
Genmab (1) 207 94
Netcompany Group  2,857 353
Pandora  3,146 407
ROCKWOOL International, B Shares  896 475
Topdanmark  5,826 297
2,545
Corporate Bonds 0.1%
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(6) 335,000 357
357
Total Denmark (Cost
$1,975
)
2,902
EGYPT 0.0%
Common Stocks 0.0%
Cairo Investment & Real Estate Development  75,090 55
Edita Food Industries, GDR (USD)  7,020 21
Fawry for Banking & Payment Technology Services (1) 57,848 70

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Integrated Diagnostics Holdings (USD)  147,798 173
Total Egypt (Cost
$325
)
319
FINLAND 0.3%
Common Stocks 0.3%
Huhtamaki  1,473 78
Kojamo  7,404 182
Metso Outotec  9,826 112
QT Group (1) 1,378 187
Sampo, A Shares  32,787 1,578
Stora Enso, R Shares  42,433 840
UPM-Kymmene  1,859 76
Valmet  11,308 472
3,525
Corporate Bonds 0.0%
Nordea Bank, 1.00%, 6/9/23 (USD) (2) 205,000 208
208
Total Finland (Cost
$2,651
)
3,733
FRANCE 1.8%
Common Stocks 1.6%
Air Liquide  3,912 680
Airbus (1) 18,890 2,591
Alstom (1)(3) 2,829 117
AXA  47,705 1,235
BioMerieux  610 73
BNP Paribas  14,019 855
Constellium (USD) (1) 4,098 77
Dassault Aviation  385 458
Edenred  2,737 159
Electricite de France  15,291 186
Engie  57,330 765
Esker  293 93
EssilorLuxottica  6,937 1,310
Eurofins Scientific  4,750 568
Eutelsat Communications  8,756 95
Gecina  179 28
Imerys  524 24
Ipsen  1,923 206
Kering  397 356
L'Oreal  1,429 654

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Legrand  3,021 341
LVMH Moet Hennessy Louis Vuitton  126 101
Orange  10,242 114
Safran  1,890 247
Sanofi  23,704 2,443
Schneider Electric  2,937 492
SEB  3,633 604
SPIE  8,152 193
Teleperformance  2,150 907
Thales  12,008 1,260
Tikehau Capital (3) 4,786 150
TotalEnergies  28,689 1,251
Valeo  3,303 96
Verallia  12,406 460
19,189
Corporate Bonds 0.2%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (2)(6) 350,000 363
BPCE, 4.00%, 9/12/23 (USD) (2) 265,000 284
BPCE, 4.50%, 3/15/25 (USD) (2) 400,000 444
Credit Agricole, 3.75%, 4/24/23 (USD) (2) 250,000 264
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 289
1,644
Total France (Cost
$16,421
)
20,833
GERMANY 1.7%
Common Stocks 1.6%
adidas  1,613 585
AIXTRON  18,365 453
Auto1 Group (1) 2,652 130
BASF  7,655 602
Bayer  15,245 908
Beiersdorf  1,617 192
CANCOM  2,172 137
Covestro  7,610 490
CTS Eventim (1) 7,004 476
Daimler  3,625 323
Delivery Hero (1) 856 128
Deutsche Boerse  1,639 273
Evotec (1) 18,076 750
flatexDEGIRO (1) 1,646 199
Fresenius  12,876 677
GEA Group  4,860 215
HeidelbergCement  2,027 180

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hypoport (1) 287 173
Infineon Technologies  18,434 704
Instone Real Estate Group  2,676 83
KION Group  8,401 892
Knaus Tabbert  1,584 125
Knorr-Bremse  6,338 718
LEG Immobilien  385 61
MorphoSys (1) 1,275 71
Munich Re  3,429 925
MYT Netherlands Parent, ADR (USD) (1) 3,918 113
Norma Group  6,485 343
SAP  3,712 533
Scout24  11,243 963
Shop Apotheke Europe (1) 2,770 415
Siemens  21,159 3,302
Siemens Healthineers  7,003 462
Stroeer  2,372 188
Symrise  4,358 643
TeamViewer (1) 2,242 75
Telefonica Deutschland Holding  32,551 88
Zalando (1) 13,376 1,486
19,081
Corporate Bonds 0.1%
BMW U.S. Capital, 2.95%, 4/14/22 (USD) (2) 295,000 301
Volkswagen Group of America Finance, 2.70%, 9/26/22
(USD) (2) 330,000 338
639
Preferred Stocks 0.0%
Sartorius  76 46
Volkswagen  1,425 347
393
Total Germany (Cost
$14,972
)
20,113
HONG KONG 0.4%
Common Stocks 0.4%
AIA Group  218,400 2,613
Budweiser Brewing APAC  170,500 476
CK Hutchison Holdings  25,500 186
Galaxy Entertainment Group (1) 10,000 68
Hong Kong Exchanges & Clearing  4,800 307
Hongkong Land Holdings (USD)  28,300 129
Impro Precision Industries  225,000 57

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
LK Technology Holdings  37,500 88
Samsonite International (1) 60,000 112
SITC International Holdings  49,000 202
Sun Hung Kai Properties  7,083 101
Wharf Real Estate Investment  8,000 45
4,384
Corporate Bonds 0.0%
AIA Group, 3.60%, 4/9/29 (USD) (2) 265,000 297
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.655%, 9/20/21
(USD) (2) 295,000 295
592
Total Hong Kong (Cost
$3,583
)
4,976
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank (1) 13,564 731
Total Hungary (Cost
$518
)
731
ICELAND 0.0%
Common Stocks 0.0%
Marel  43,921 333
Total Iceland (Cost
$312
)
333
INDIA 0.7%
Common Stocks 0.7%
Astral  7,122 199
Axis Bank (1) 24,504 234
Blue Star  8,250 94
CreditAccess Grameen (1) 6,599 59
Dr Lal PathLabs  1,556 74
Escorts  9,937 159
HDFC Bank  50,536 971
Housing Development Finance  64,016 2,109
ICICI Bank, ADR (USD)  10,654 198
Indus Towers  36,487 110
Info Edge India  1,173 82
Infosys  75,889 1,655
Kotak Mahindra Bank (1) 23,705 529
Maruti Suzuki India  3,771 355

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NTPC  149,095 239
Petronet LNG  23,332 69
Polycab India  6,625 165
Shriram Transport Finance  11,724 221
Tata Consultancy Services  4,653 198
TeamLease Services (1) 2,657 153
Torrent Pharmaceuticals  4,491 186
V-Mart Retail (1) 1,510 78
Zomato (1) 27,885 50
Total India (Cost
$5,880
)
8,187
INDONESIA 0.1%
Common Stocks 0.1%
Astra International  791,000 258
Bank Central Asia  247,700 512
Sarana Menara Nusantara  2,114,300 214
Total Indonesia (Cost
$774
)
984
IRELAND 0.2%
Common Stocks 0.1%
Cairn Homes (GBP) (1) 117,038 151
DCC (GBP)  5,507 461
612
Corporate Bonds 0.1%
AerCap Ireland Capital, 3.30%, 1/23/23 (USD)  150,000 155
AerCap Ireland Capital, 4.125%, 7/3/23 (USD)  150,000 159
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2) 70,000 74
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2) 215,000 237
CRH America Finance, 3.95%, 4/4/28 (USD) (2) 400,000 455
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD)  300,000 314
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD) (2) 315,000 334
1,728
Total Ireland (Cost
$2,154
)
2,340
ISRAEL 0.0%
Corporate Bonds 0.0%
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21 (USD)  15,000 15
Total Israel (Cost
$15
)
15

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ITALY 0.6%
Common Stocks 0.6%
Amplifon  15,535 767
Banca Mediolanum  19,283 190
Brunello Cucinelli (1) 2,293 142
Carel Industries  12,698 302
CNH Industrial  14,468 242
Davide Campari-Milano  39,382 554
De' Longhi  10,094 446
DiaSorin  816 166
Ferrari  2,761 602
FinecoBank Banca Fineco (1) 38,487 689
GVS  10,500 161
Intesa Sanpaolo  78,528 217
Investindustrial Acquisition SPAC / Ermenegildo Zegna PIPE
(USD) (1)(7) 16,408 146
Leonardo (1) 17,852 140
Moncler  5,773 396
Prysmian  27,319 979
Stellantis  12,906 248
Telecom Italia  261,931 122
Terna  2,635 21
6,530
Corporate Bonds 0.0%
Enel Finance International, 1.875%, 7/12/28 (USD) (2) 200,000 203
Eni, Series X-R, 4.00%, 9/12/23 (USD) (2) 295,000 314
517
Total Italy (Cost
$4,391
)
7,047
JAPAN 4.3%
Common Stocks 4.2%
Aida Engineering  8,900 82
Aiful  52,800 166
Aruhi (3) 11,200 142
Asahi Group Holdings  5,400 243
Asahi Kasei  29,600 323
Asics (3) 6,800 150
Astellas Pharma  66,300 1,056
Benefit One  5,900 194
Benesse Holdings  3,900 90
Bridgestone  4,300 189

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Central Japan Railway  1,700 247
Chugai Pharmaceutical  6,900 254
Coca-Cola Bottlers Japan Holdings  4,500 73
Coconala (1) 7,400 116
CyberAgent  31,500 567
Dai-ichi Life Holdings  10,000 184
Daiichi Sankyo  2,800 55
Daikin Industries  3,300 689
Daio Paper  33,700 581
Daiwa Office Investment  6 43
Daiwabo Holdings  10,800 218
Demae-Can (1)(3) 7,100 84
Denka  2,000 69
Denso  3,900 268
DIC  9,200 249
Disco  1,200 343
Eisai  4,600 378
Electric Power Development  20,600 302
Ezaki Glico  3,400 127
Fancl  8,400 267
FANUC  3,100 694
Fast Retailing  400 271
Freee (1) 6,300 541
Fujitec  23,400 520
Fujitsu  2,600 442
Fujitsu General  13,900 359
Fukuoka Financial Group  5,700 96
GMO Financial Gate  700 133
GMO Payment Gateway  2,200 283
Hamamatsu Photonics  9,100 506
Hanwa  5,700 169
Heiwa Real Estate  5,800 209
Hikari Tsushin  2,600 450
Hino Motors  32,500 285
Hitachi  8,600 495
Hitachi Metals (1) 11,700 229
Honda Motor  4,700 151
Horiba  1,800 124
Hoshino Resorts REIT  46 293
Hoshizaki  12,100 1,016
Idec  5,000 100
Industrial & Infrastructure Fund Investment (3) 153 297
Japan Metropolitan Fund Invest  33 35
JGC Holdings  8,600 77
JINS Holdings (3) 2,000 131
JMDC (1) 3,000 154

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kansai Paint  14,200 349
Kao  1,400 84
Keyence  1,800 1,003
Kirin Holdings  20,300 371
Kubota (3) 18,900 395
Kyoritsu Maintenance  1,100 36
Kyowa Kirin  8,100 264
Mabuchi Motor  2,500 94
Maeda  22,700 191
Matsumotokiyoshi Holdings  7,400 329
Media Do (3) 2,600 107
Medley (1) 2,700 99
Mercari (1) 1,700 89
METAWATER  5,800 106
Mitsubishi  8,600 241
Mitsubishi Electric  101,900 1,383
Mitsubishi Estate  11,200 176
Mitsubishi HC Capital  24,700 135
Mitsubishi UFJ Financial Group  101,800 538
Mitsui Fudosan  35,100 821
Mitsui Fudosan Logistics Park  9 50
Mitsui Mining & Smelting  3,700 105
Miura  10,900 481
Modec  7,500 126
Money Forward (1) 3,900 240
Murata Manufacturing  11,600 963
Musashi Seimitsu Industry  10,100 210
Nakanishi  6,500 135
NET One Systems  6,700 230
Nextage  19,600 403
NGK Spark Plug  5,800 85
Nifco  3,200 106
Nintendo  500 257
Nippon Ceramic  8,000 212
Nippon Paint Holdings  8,700 111
Nippon Seiki  20,900 242
Nippon Shokubai  2,400 115
Nippon Soda  3,300 106
Nippon Steel  4,200 73
Nippon Telegraph & Telephone  94,000 2,407
Nipro  20,000 248
Nitto Boseki  2,100 64
NOF  2,100 107
NTT Data  40,400 626
Obara Group  3,800 136
Omron  2,600 223

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Oriental Land  1,300 178
ORIX  18,000 315
Otsuka Holdings  22,800 906
Outsourcing  7,700 147
PALTAC  2,000 93
Pan Pacific International Holdings (3) 10,100 211
Panasonic  26,000 314
Persol Holdings  23,600 476
Pigeon  2,300 66
Plaid (1)(3) 7,400 167
Pola Orbis Holdings (3) 3,100 74
Recruit Holdings  18,900 980
Renesas Electronics (1) 14,900 162
Round One (3) 12,100 118
Sakata INX  12,100 119
Sakata Seed  1,600 52
Sansan (1)(3) 4,300 352
Sanwa Holdings  13,700 167
Sega Sammy Holdings  8,000 101
Seven & i Holdings  15,700 701
Shimadzu  10,500 423
Shin-Etsu Chemical  200 33
Shiseido  700 47
SMC  400 238
SMS  14,500 406
SoftBank  25,900 338
SoftBank Group  14,700 924
Solasto  36,200 442
Sompo Holdings  6,200 256
Sony Group  7,100 742
Stanley Electric  21,700 566
SUMCO  1,200 28
Sumitomo  35,000 476
Sumitomo Densetsu  10,400 205
Sumitomo Electric Industries  24,500 348
Sumitomo Mitsui Trust Holdings  5,400 177
Sumitomo Rubber Industries  8,200 110
Sumitomo Seika Chemicals  5,300 179
Suzuki Motor  29,400 1,196
Taiheiyo Cement  12,900 301
Taiyo Yuden  2,500 128
Takeda Pharmaceutical  19,646 654
Takeda Pharmaceutical, ADR (USD)  7,410 122
Takuma  5,800 93
TechnoPro Holdings  19,200 480
THK  5,200 149

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Tokio Marine Holdings  8,700 415
Tokyo Electron  1,600 660
Tokyo Tatemono  13,900 209
Tosoh  2,800 49
Toyo Tire  9,300 176
Toyota Motor  17,200 1,544
UT Group  14,800 465
V-Cube (3) 6,700 144
Visional (1) 1,900 96
WealthNavi (1) 4,800 187
Welcia Holdings  7,500 255
Yellow Hat  7,600 147
Z Holdings  91,900 460
50,248
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD) (6) 300,000 302
Panasonic, 2.536%, 7/19/22 (USD) (2) 200,000 203
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)  340,000 362
867
Total Japan (Cost
$40,146
)
51,115
KAZAKHSTAN 0.0%
Common Stocks 0.0%
Halyk Savings Bank of Kazakhstan, GDR (USD)  18,582 277
NAC Kazatomprom, GDR (USD)  6,227 155
Total Kazakhstan (Cost
$431
)
432
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings (1) 213,900 96
Safaricom  847,000 329
Total Kenya (Cost
$368
)
425
LUXEMBOURG 0.0%
Common Stocks 0.0%
Shurgard Self Storage  724 39
Total Luxembourg (Cost
$21
)
39

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MEXICO 0.1%
Common Stocks 0.1%
Grupo Aeroportuario del Sureste, ADR (USD) (1) 3,351 607
Wal-Mart de Mexico  172,893 570
1,177
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD) (2) 150,000 163
163
Total Mexico (Cost
$1,060
)
1,340
MOROCCO 0.0%
Common Stocks 0.0%
Attijariwafa Bank  2,607 131
Hightech Payment Systems  161 116
Label Vie  158 71
Total Morocco (Cost
$285
)
318
NETHERLANDS 1.3%
Common Stocks 1.3%
Aalberts  2,431 148
Adyen (1) 29 79
AerCap Holdings (USD) (1) 3,100 164
Akzo Nobel  14,279 1,764
Argenx, ADR (USD) (1) 1,436 437
ASML Holding  5,693 4,352
ASML Holding (USD)  2,516 1,929
CTP (1) 2,458 49
EQT (SEK)  2,111 102
Heineken  1,164 136
IMCD  2,160 374
ING Groep  137,248 1,761
Intertrust (1) 6,589 109
Just Eat Takeaway.com (1) 2,702 240
Kendrion  2,187 58
Koninklijke DSM  4,958 999
Koninklijke Philips  23,276 1,073
Prosus  14,236 1,270
Signify  3,223 181

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Van Lanschot Kempen, CVA  3,799 98
15,323
Corporate Bonds 0.0%
ING Groep, 3.55%, 4/9/24 (USD)  255,000 274
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 82
356
Total Netherlands (Cost
$9,178
)
15,679
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  19,922 439
Total New Zealand (Cost
$124
)
439
NORWAY 0.1%
Common Stocks 0.1%
Aker BP  1,290 35
Borregaard  1,266 33
DNB Bank  30,456 624
Equinor  28,002 546
Norsk Hydro  7,882 52
Storebrand  39,512 339
Total Norway (Cost
$1,087
)
1,629
PAKISTAN 0.0%
Common Stocks 0.0%
Indus Motor  6,960 54
Systems  28,500 110
TRG Pakistan  79,500 76
Total Pakistan (Cost
$221
)
240
PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 34
Total Panama (Cost
$27
)
34

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PERU 0.1%
Common Stocks 0.1%
Alicorp  46,157 63
Credicorp (USD) (1) 4,173 421
InRetail Peru (USD)  1,337 48
Southern Copper (USD)  1,705 112
Total Peru (Cost
$908
)
644
PHILIPPINES 0.1%
Common Stocks 0.1%
Converge ICT Solutions (1) 174,400 79
Philippine Seven  12,870 24
SM Investments  38,086 694
Universal Robina  126,040 320
Total Philippines (Cost
$1,054
)
1,117
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (1) 9,956 195
Powszechny Zaklad Ubezpieczen (1) 15,577 152
347
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 61
61
Total Poland (Cost
$383
)
408
PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R (1)(3) 384,679 55
Galp Energia  54,261 529
Jeronimo Martins  51,260 1,045
Total Portugal (Cost
$1,645
)
1,629
ROMANIA 0.0%
Common Stocks 0.0%
Banca Transilvania  382,380 258

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BRD-Groupe Societe Generale  14,161 62
Fondul Proprietatea  151,923 67
Total Romania (Cost
$339
)
387
RUSSIA 0.3%
Common Stocks 0.3%
Alrosa  87,050 154
HeadHunter Group, ADR (USD)  4,000 171
Mail.Ru Group, GDR (USD) (1) 12,772 264
MMC Norilsk Nickel  239 83
Ozon Holdings, ADR (USD) (1) 7,093 370
Polymetal International  3,667 80
Polyus  410 79
Sberbank of Russia, ADR (USD)  114,317 1,902
X5 Retail Group, GDR (USD)  12,324 399
Yandex, Class A (USD) (1) 5,997 407
Total Russia (Cost
$2,824
)
3,909
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Al Rajhi Bank  13,204 390
Saudi National Bank  32,279 474
864
Corporate Bonds 0.0%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2) 245,000 258
258
Total Saudi Arabia (Cost
$844
)
1,122
SINGAPORE 0.3%
Common Stocks 0.3%
CapitaLand  12,100 36
CapitaLand Integrated Commercial Trust  32,200 51
DBS Group Holdings  9,900 221
Mapletree Industrial Trust  11,889 26
Sea, ADR (USD) (1) 9,084 2,509
United Overseas Bank  36,300 702
Wilmar International  96,100 308
Total Singapore (Cost
$2,163
)
3,853

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SLOVENIA 0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  17,492 267
Total Slovenia (Cost
$222
)
267
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Capitec Bank Holdings  3,807 422
Clicks Group  20,323 368
FirstRand  125,662 466
Impala Platinum Holdings  2,752 50
Naspers, N Shares  2,455 474
Northam Platinum (1) 1,197 19
Shoprite Holdings  45,429 498
Sibanye Stillwater  16,727 73
2,370
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (2) 200,000 205
205
Total South Africa (Cost
$2,099
)
2,575
SOUTH KOREA 1.0%
Common Stocks 0.9%
Coupang (USD) (1) 11,935 433
KakaoBank (1) 491 17
KT  7,531 221
KT, ADR (USD)  9,568 138
LG Household & Health Care  1,609 2,039
NAVER  6,382 2,405
POSCO  548 174
Samsung Electronics  80,337 5,490
10,917
Preferred Stocks 0.1%
Samsung Electronics  5,351 336
336
Total South Korea (Cost
$6,212
)
11,253

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SPAIN 0.5%
Common Stocks 0.5%
Aedas Homes  16,093 488
Amadeus IT Group, A Shares (1) 17,190 1,127
Banco Bilbao Vizcaya Argentaria  37,941 243
Cellnex Telecom  14,558 949
CIE Automotive  3,514 105
Fluidra  15,152 614
Iberdrola  80,249 966
Indra Sistemas (1) 9,465 99
Inmobiliaria Colonial Socimi  24,508 262
Laboratorios Farmaceuticos Rovi  5,709 403
Linea Directa Aseguradora Cia de Seguros y Reaseguros  40,739 82
5,338
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 219
Banco Santander, 3.848%, 4/12/23 (USD)  200,000 211
430
Total Spain (Cost
$4,223
)
5,768
SWEDEN 0.6%
Common Stocks 0.6%
Ambea  16,731 123
Assa Abloy, B Shares  22,087 708
Atlas Copco, B Shares  534 30
Autoliv, SDR (3) 2,437 244
Avanza Bank Holding  7,306 237
Beijer Ref  4,707 99
Boliden  7,981 311
Elekta, B Shares  19,099 279
Epiroc, A Shares  30,447 709
Epiroc, Class B  2,356 47
Essity, Class B  3,419 112
Fabege  2,844 49
Granges  7,726 102
Hexpol  2,018 28
Husqvarna, B Shares  31,811 445
Lundin Energy  7,921 247
Millicom International Cellular, SDR (1) 3,243 129
MIPS  1,625 172
Olink Holding, ADR (USD) (1) 2,559 96

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sandvik  8,330 217
Spotify Technology (USD) (1) 1,096 251
Svenska Cellulosa, Class B  1,874 35
Svenska Handelsbanken, Class A  31,058 350
Swedbank, A Shares  57,094 1,112
Telefonaktiebolaget LM Ericsson, B Shares  45,835 529
Thule Group  10,291 520
Trelleborg, Class B  6,808 168
Vimian Group (1) 7,587 101
Total Sweden (Cost
$4,948
)
7,450
SWITZERLAND 1.4%
Common Stocks 1.3%
ABB  16,001 585
Alcon  12,689 924
ams (1) 9,592 183
Barry Callebaut  517 1,311
Bucher Industries  48 27
DKSH Holding  2,330 197
Julius Baer Group (8) 14,905 984
Lonza Group  1,532 1,193
Montana Aerospace (1) 5,935 226
Nestle  19,085 2,417
Novartis  15,832 1,464
Partners Group Holding  261 446
PolyPeptide Group (1) 1,343 146
PSP Swiss Property  215 29
Roche Holding  8,702 3,362
Sensirion Holding (1) 1,785 174
TE Connectivity (USD)  1,079 159
Tecan Group  488 281
Temenos  59 9
UBS Group  18,723 308
Valora Holding (1) 620 140
Zurich Insurance Group  3,561 1,436
16,001
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD) (2) 235,000 243
Credit Suisse Group, VR, 2.997%, 12/14/23 (USD) (2)(6) 250,000 258

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UBS Group, VR, 1.364%, 1/30/27 (USD) (2)(6) 300,000 301
802
Total Switzerland (Cost
$11,290
)
16,803
TAIWAN 1.1%
Common Stocks 1.1%
Largan Precision  10,000 1,052
MediaTek  14,000 458
President Chain Store  55,000 552
Taiwan Semiconductor Manufacturing  443,000 9,259
Taiwan Semiconductor Manufacturing, ADR (USD)  5,952 694
Vanguard International Semiconductor  98,000 406
Win Semiconductors  9,000 112
Total Taiwan (Cost
$6,494
)
12,533
THAILAND 0.1%
Common Stocks 0.1%
Airports of Thailand  113,700 196
CP ALL  563,300 1,014
Total Thailand (Cost
$1,307
)
1,210
TURKEY 0.0%
Common Stocks 0.0%
BIM Birlesik Magazalar  21,241 160
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (USD) (1) 19,879 262
Total Turkey (Cost
$410
)
422
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
Air Arabia (1) 254,522 94
First Abu Dhabi Bank  124,181 560
Network International Holdings (GBP) (1) 109,005 516
Total United Arab Emirates (Cost
$1,011
)
1,170

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED KINGDOM 3.6%
Common Stocks 3.5%
Abcam (1) 26,591 503
AJ Bell  19,886 116
Amcor, CDI (AUD)  48,814 566
Anglo American  2,293 102
Ascential (1) 171,660 1,032
Ashtead Group  16,676 1,248
ASOS (1) 17,083 903
AstraZeneca  7,605 874
AstraZeneca, ADR (USD)  60,916 3,487
Atotech (USD) (1) 2,783 67
Auction Technology Group (1) 11,543 218
Aviva  91,499 491
Baltic Classifieds Group (1) 75,056 229
BHP Group  23,788 770
Big Yellow Group  1,555 31
boohoo Group (1) 57,630 209
Bridgepoint Group (1) 85,016 573
British American Tobacco  5,260 196
Bunzl  5,731 212
Burberry Group  24,690 708
Bytes Technology Group (1) 21,048 141
Close Brothers Group  4,849 104
Compass Group (1) 17,980 380
Croda International  2,868 336
CVS Group (1) 5,391 180
Dechra Pharmaceuticals  8,724 602
Deliveroo Holdings, Acquisition Date: 5/16/19, Cost $49 (1)(5) 23,200 101
Derwent London  5,879 296
Diageo  10,208 506
Direct Line Insurance Group  34,274 142
Dr. Martens (1) 53,429 322
Draper Esprit (1) 33,572 467
Endava, ADR (USD) (1) 661 85
Experian  13,384 589
FD Technologies (1) 5,367 175
Frontier Developments (1) 3,276 121
Funding Circle Holdings (1) 74,146 143
Genuit Group  19,188 170
Genus  4,126 316
Georgia Capital (1) 8,517 74
GlaxoSmithKline, ADR (USD)  21,000 843
Great Portland Estates  90,375 956

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Greggs (1) 12,047 462
Hargreaves Lansdown  2,169 49
Helios Towers (1) 116,353 265
HomeServe  4,498 58
Howden Joinery Group  53,104 662
HSBC Holdings  25,942 143
IMI  1,415 35
Imperial Brands  10,744 230
Informa (1) 22,752 156
InterContinental Hotels Group (1) 5,854 387
Intermediate Capital Group  14,500 437
Investec  19,734 75
IP Group  31,096 50
IQE (1) 242,066 160
Johnson Matthey  10,616 439
Keywords Studios (1) 8,348 340
Kingfisher  93,949 483
Lloyds Banking Group  950,014 601
London Stock Exchange Group  18,757 1,956
Meggitt (1) 89,096 581
Melrose Industries  181,946 404
Mondi  24,772 687
National Express Group (1) 40,796 154
National Grid  68,744 879
Next (1) 5,437 596
Ninety One  11,002 35
Ocado Group (1) 17,463 450
Persimmon  8,378 338
Playtech (1) 13,408 69
Prudential  47,283 888
Renishaw  2,763 197
Rightmove  12,060 118
Rio Tinto  2,175 185
Rolls-Royce Holdings (1) 164,746 227
Rotork  28,664 144
Royal Dutch Shell, B Shares  18,574 367
Royal Dutch Shell, Class B, ADR (USD)  5,597 221
RWS Holdings  5,489 43
Segro  24,698 417
Smith & Nephew  45,337 925
Smiths Group  10,728 232
Spirax-Sarco Engineering  1,160 242
SSP Group (1) 34,233 124
Standard Chartered  20,603 123
Syncona (1) 33,416 98
THG (1) 37,303 304

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Trainline (1) 96,215 454
Unilever (EUR)  7,079 408
Unilever  26,404 1,520
UNITE Group  23,589 380
Victorian Plumbing Group (1) 27,738 104
Victrex  6,070 224
Vodafone Group  166,492 268
Vodafone Group, ADR (USD)  20,486 334
Watches of Switzerland Group (1) 21,591 302
Weir Group (1) 6,010 145
Whitbread (1) 5,259 222
WPP  52,995 685
YouGov  20,119 354
41,020
Corporate Bonds 0.1%
Coca-Cola European Partners, 1.50%, 1/15/27 (USD) (2) 210,000 210
Experian Finance, 2.75%, 3/8/30 (USD) (2) 200,000 210
HSBC Holdings, VR, 2.848%, 6/4/31 (USD) (6) 280,000 294
Natwest Group, VR, 4.519%, 6/25/24 (USD) (6) 300,000 321
NatWest Markets, 2.375%, 5/21/23 (USD) (2) 240,000 248
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 108
RELX Capital, 3.50%, 3/16/23 (USD)  45,000 47
Unilever Capital, 3.00%, 3/7/22 (USD)  150,000 152
1,590
Total United Kingdom (Cost
$33,750
)
42,610
UNITED STATES 67.5%
Asset-Backed Securities 0.5%
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class
D, 1.29%, 6/18/27  150,000 150
Avis Budget Rental Car Funding AESOP, Series 2016-2A, Class
A, 2.72%, 11/20/22 (2) 100,000 100
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25 (2) 105,000 112
CarMax Auto Owner Trust, Series 2018-2, Class A3, 2.98%,
1/17/23  9,534 10
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 90
CIFC Funding, Series 2021-3A, Class A, CLO, FRN, 3M USD
LIBOR + 1.14%, 1.288%, 7/15/36 (2) 250,000 250
CNH Equipment Trust, Series 2017-C, Class A3, 2.08%, 2/15/23  2,046 2
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27  170,000 176

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (2) 129,350 134
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M USD LIBOR
+ 1.12%, 1.254%, 5/20/34 (2) 250,000 250
Exeter Automobile Receivables Trust, Series 2021-1A, Class C,
0.74%, 1/15/26  215,000 215
Exeter Automobile Receivables Trust, Series 2021-2A, Class C,
0.98%, 6/15/26  75,000 75
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30 (2) 205,000 219
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33 (2) 115,000 116
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class
B, 1.32%, 9/15/27  205,000 206
GM Financial Consumer Automobile Receivables Trust, Series
2018-2, Class A3, 2.81%, 12/16/22  16,024 16
GM Financial Consumer Automobile Receivables Trust, Series
2020-3, Class D, 1.91%, 9/16/27  90,000 93
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (2) 106,975 115
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28 (2) 275,000 275
Magnetite XXIII, Series 2019-23A, Class A, CLO, FRN, 3M USD
LIBOR + 1.30%, 1.425%, 10/25/32 (2) 255,000 255
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (2) 182,694 187
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (2) 95,710 96
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (2) 101,765 104
Navient Private Education Refi Loan Trust, Series 2019-FA, Class
A2, 2.60%, 8/15/68 (2) 91,731 94
Navient Private Education Refi Loan Trust, Series 2019-GA,
Class A, 2.40%, 10/15/68 (2) 106,699 109
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (2) 56,716 57
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (2) 70,899 72
Navient Private Education Refi Loan Trust, Series 2021-A, Class
A, 0.84%, 5/15/69 (2) 79,830 80
Neuberger Berman Loan Advisers, Series 2020-38A, Class A,
CLO, FRN, 3M USD LIBOR + 1.30%, 1.434%, 10/20/32 (2) 250,000 250
Planet Fitness Master Issuer, Series 2018-1A, Class A2I, 4.262%,
9/5/48 (2) 199,363 200
Santander Retail Auto Lease Trust, Series 2019-A, Class A3,
2.77%, 6/20/22 (2) 36,528 37
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (2) 130,000 130

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sierra Timeshare Receivables Funding, Series 2018-2A, Class A,
3.50%, 6/20/35 (2) 43,052 45
SMB Private Education Loan Trust, Series 2015-B, Class A3,
ARM, 1M USD LIBOR + 1.75%, 1.843%, 5/17/32 (2) 130,000 132
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31 (2) 102,488 105
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
ARM, 1M USD LIBOR + 1.45%, 1.543%, 2/17/32 (2) 126,532 128
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34 (2) 185,481 191
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37 (2) 71,464 76
SMB Private Education Loan Trust, Series 2019-A, Class A2B,
ARM, 1M USD LIBOR + 0.87%, 0.963%, 7/15/36 (2) 82,147 83
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53 (2) 106,895 108
SMB Private Education Loan Trust, Series 2021-A, Class APT1,
1.07%, 1/15/53 (2) 232,793 232
Sonic Capital, Series 2018-1A, Class A2, 4.026%, 2/20/48 (2) 48,667 50
Synchrony Credit Card Master Note Trust, Series 2017-2, Class
A, 2.62%, 10/15/25  50,000 51
5,476
Bond Mutual Funds 21.9%
T. Rowe Price Dynamic Global Bond Fund - I Class, 3.29% (9)
(10) 5,293,345 52,298
T. Rowe Price Emerging Markets Local Currency Bond Fund -
Investor Class, 4.80% (9)(10) 4,675,679 27,914
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.23% (9)(10) 5,310,220 44,447
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 3.41% (9)(10) 2,098,547 20,440
T. Rowe Price Institutional High Yield Fund - Institutional Class,
3.71% (9)(10) 3,007,022 26,732
T. Rowe Price International Bond Fund - I Class, 1.08% (9)(10) 3,927,574 37,508
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.13% (9)(10) 594,874 6,080
T. Rowe Price Ultra Short-Term Bond Fund - I Class, 0.55% (9)
(10) 9,072,972 46,181
261,600
Common Stocks 27.1%
Abbott Laboratories  9,673 1,170
AbbVie  21,965 2,555
Acadia Realty Trust, REIT  8,053 172
Advanced Micro Devices (1) 7,253 770
AES  6,044 143

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Affirm Holdings (1) 3,324 187
AGCO  281 37
Agilent Technologies  13,102 2,008
agilon health (1) 2,618 96
Agree Realty, REIT  50 4
Air Products & Chemicals  265 77
Alamo Group  164 24
Albemarle  634 131
Alexandria Real Estate Equities, REIT  4,341 874
Align Technology (1) 183 127
Alphabet, Class A (1) 452 1,218
Alphabet, Class C (1) 8,340 22,555
Amazon.com (1) 3,833 12,755
Ameren  1,576 132
American Campus Communities, REIT  10,169 512
American International Group  78,835 3,733
Analog Devices  10,021 1,678
Anthem  4,958 1,904
Apartment Income REIT, REIT  1,779 94
Apollo Global Management  7,432 437
Apple  38,607 5,631
Apple Hospitality REIT, REIT  9,616 144
Applied Materials  25,702 3,596
Atlassian, Class A (1) 2,412 784
AutoZone (1) 383 622
AvalonBay Communities, REIT  1,380 314
Avery Dennison  3,000 632
Ball  468 38
Bank of America  94,197 3,613
Becton Dickinson & Company  1,938 496
Bill.com Holdings (1) 1,051 217
Bluescape Opportunities Acquisition (1) 993 10
Booking Holdings (1) 288 627
Bright Horizons Family Solutions (1) 2,656 397
Broadcom  4,859 2,359
Burlington Stores (1) 1,425 477
Cactus, Class A  917 33
Camden Property Trust, REIT  9,807 1,465
Carvana (1) 4,379 1,478
Caterpillar  9,608 1,986
Cedar Fair (1) 20,425 858
Celanese  159 25
Centene (1) 13,073 897
Ceridian HCM Holding (1) 5,096 501
CF Industries Holdings  698 33
ChampionX (1) 1,355 31

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Charles Schwab  76,202 5,178
Charter Communications, Class A (1) 1,121 834
Chevron  940 96
Chipotle Mexican Grill (1) 601 1,120
Chubb  9,766 1,648
Cigna  1,478 339
Cintas  248 98
Citigroup  7,211 488
Citrix Systems  1,068 108
Clarivate (1) 33,380 761
CME Group  3,079 653
CMS Energy  4,201 260
Coca-Cola  349 20
Comcast, Class A  7,657 450
ConocoPhillips  2,811 158
Cooper  1,272 536
Copart (1) 1,172 172
CoStar Group (1) 8,310 738
Coupa Software (1) 660 143
Crowdstrike Holdings, Class A (1) 388 98
CSX  27,491 889
CubeSmart, REIT  5,020 249
CyrusOne, REIT  249 18
Danaher  17,209 5,120
Darling Ingredients (1) 582 40
Datadog, Class A (1) 1,035 115
Deere  1,060 383
DENTSPLY SIRONA  14,913 985
Devon Energy  3,819 99
Digital Realty Trust, REIT  324 50
DocuSign (1) 1,493 445
Dollar General  2,369 551
Dollar Tree (1) 1,935 193
Dominion Energy  11,073 829
DoorDash, Class A (1) 2,013 351
Douglas Emmett, REIT  5,019 168
DT Midstream (1) 109 5
DTE Energy  219 26
East West Bancorp  9,269 659
EastGroup Properties, REIT  617 109
Elanco Animal Health (1) 36,444 1,329
Element Solutions  1,902 44
Eli Lilly  18,386 4,477
Emerson Electric  220 22
Entegris  420 51
EOG Resources  1,450 106

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
EPAM Systems (1) 27 15
EPR Properties, REIT  320 16
Equifax  415 108
Equinix, REIT  1,366 1,121
Equitable Holdings  45,460 1,403
Equity LifeStyle Properties, REIT  10,147 850
Equity Residential, REIT  3,772 317
Essential Properties Realty Trust, REIT  533 16
Essex Property Trust, REIT  843 277
Euronet Worldwide (1) 13,372 1,910
Evergy  4,388 286
Eversource Energy  3,432 296
Exact Sciences (1) 112 12
Facebook, Class A (1) 24,511 8,733
Federal Realty Investment Trust, REIT  403 47
FedEx  3,815 1,068
Fidelity National Information Services  7,630 1,137
Fiserv (1) 15,856 1,825
Fortinet (1) 1,369 373
Fortive  7,726 561
Generac Holdings (1) 397 166
General Electric  538,804 6,978
General Motors (1) 9,300 529
Global Payments  11,176 2,162
Goldman Sachs Group  7,922 2,970
Gores Holdings V SPAC/Ardagh Group PIPE (1)(7) 717 6
Graphic Packaging Holding  1,454 28
Halliburton  966 20
Hartford Financial Services Group  21,001 1,336
HCA Healthcare  13,633 3,384
Healthcare Realty Trust, REIT  2,820 90
Healthcare Trust of America, Class A, REIT  2,540 73
Hess  549 42
Highwoods Properties, REIT  989 47
Hilton Worldwide Holdings (1) 12,694 1,669
Home Depot  3,790 1,244
Honeywell International  8,657 2,024
Host Hotels & Resorts, REIT (1) 1,129 18
Howard Hughes (1) 876 81
Hubbell  5,757 1,154
Humana  2,369 1,009
Huntsman  1,151 30
IDACORP  195 21
Incyte (1) 93 7
Innovative Industrial Properties, REIT  27 6
International Flavors & Fragrances  4,705 709

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
International Paper  51,745 2,989
Intuit  4,192 2,222
Intuitive Surgical (1) 2,155 2,137
Jacobs Engineering Group  11,251 1,522
JBG SMITH Properties, REIT  573 19
JPMorgan Chase  3,709 563
Kadant  138 25
Kilroy Realty, REIT  2,191 152
Kimberly-Clark  362 49
KLA  2,969 1,034
Kodiak Sciences (1) 875 73
Legalzoom.com (1) 1,938 71
Lexington Realty Trust, REIT  351 5
Liberty Media-Liberty Formula One, Class C (1) 15,557 730
Linde (EUR)  918 281
Linde  10,913 3,355
Lindsay  207 33
Live Nation Entertainment (1) 17,115 1,350
Loews  2,306 124
Lowe's  603 116
Lululemon Athletica (1) 1,453 581
Magnolia Oil & Gas, Class A (1) 2,027 28
Marriott International, Class A (1) 11,013 1,608
Marsh & McLennan  5,757 848
Martin Marietta Materials  1,281 465
Marvell Technology  4,991 302
Mastercard, Class A  8,067 3,113
Match Group (1) 3,539 564
Maxim Integrated Products  6,974 697
McDonald's  1,650 400
Medtronic  19,336 2,539
MetLife  25,845 1,491
MGM Resorts International  15,336 576
Microchip Technology  2,776 397
Microsoft  63,850 18,191
Middleby (1) 5,876 1,125
Moderna (1) 1,650 583
Molina Healthcare (1) 3,212 877
Mondelez International, Class A  743 47
MongoDB (1) 973 349
Monolithic Power Systems  439 197
Morgan Stanley  75,643 7,260
MSCI  165 98
National Retail Properties, REIT  428 21
Netflix (1) 4,586 2,374
NextEra Energy  41,953 3,268

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NIKE, Class B  3,871 648
Norfolk Southern  7,358 1,897
Nucor  968 101
NVIDIA  5,764 1,124
NXP Semiconductors  12,217 2,521
Packaging Corp. of America  12,773 1,807
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(4)(5) 21,572 36
Paycom Software (1) 194 78
PayPal Holdings (1) 6,138 1,691
Pebblebrook Hotel Trust, REIT  5,333 120
PerkinElmer  1,326 242
Philip Morris International  982 98
Pinterest, Class A (1) 17,165 1,011
Pioneer Natural Resources  520 76
Planet Fitness, Class A (1) 10,511 791
PPG Industries  8,835 1,445
Procter & Gamble  320 46
Prologis, REIT  34,197 4,379
PS Business Parks, REIT  681 105
Public Service Enterprise Group  4,617 287
Public Storage, REIT  868 271
Quaker Chemical  128 32
QUALCOMM  8,458 1,267
Rayonier, REIT  317 12
Realty Income, REIT  736 52
Regency Centers, REIT  2,696 176
Reliance Steel & Aluminum  1,683 264
Republic Services  4,792 567
Rexford Industrial Realty, REIT  2,217 136
Roku (1) 285 122
Roper Technologies  2,331 1,145
Ross Stores  16,698 2,049
Royal Gold  164 20
RPM International  843 73
S&P Global  1,472 631
salesforce.com (1) 5,642 1,365
Sanderson Farms  129 24
SBA Communications, REIT  152 52
Sempra Energy  28,414 3,712
ServiceNow (1) 3,691 2,170
Sherwin-Williams  5,734 1,669
Shoals Technologies Group, Class A (1) 1,275 37
Simon Property Group, REIT  894 113
SL Green Realty, REIT  1,238 92
Snap, Class A (1) 29,529 2,198
Snowflake, Class A (1) 436 116

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Southern  17,793 1,136
Spirit Realty Capital, REIT  137 7
Splunk (1) 3,416 485
Square, Class A (1) 1,987 491
Starbucks  20,933 2,542
Steel Dynamics  2,496 161
STORE Capital, REIT  835 30
Stryker  6,547 1,774
Sunstone Hotel Investors, REIT (1) 7,625 88
Synopsys (1) 3,950 1,138
T-Mobile U.S. (1) 27,132 3,908
Teleflex  3,911 1,554
Terex  540 26
Terreno Realty, REIT  2,310 158
Texas Instruments  9,925 1,892
Thermo Fisher Scientific  8,561 4,623
Timken  340 27
TJX  19,875 1,368
Toro  247 28
TransUnion  5,795 696
Travelers  6,016 896
Twilio, Class A (1) 399 149
UiPath, Class A, Acquisition Date: 4/26/19 - 12/11/20,
Cost $81 (1)(5) 5,450 324
Ultragenyx Pharmaceutical (1) 3,347 267
Union Pacific  3,015 660
United Airlines Holdings (1) 6,968 326
United Parcel Service, Class B  8,186 1,566
United Rentals (1) 1,019 336
UnitedHealth Group  12,934 5,332
Urban Edge Properties, REIT  474 9
Vail Resorts (1) 2,688 820
Valmont Industries  117 28
Veeva Systems, Class A (1) 750 250
Venture Global LNG, Series C, Acquisition Date: 10/16/17,
Cost $4 (1)(4)(5) 1 5
VEREIT, REIT  739 36
VeriSign (1) 4,354 942
Vimeo (1) 1,311 59
Visa, Class A  30,153 7,429
Vulcan Materials  738 133
Walmart  2,188 312
Walt Disney (1) 14,642 2,577
Waste Connections  1,890 239
WEC Energy Group  2,492 235
Wells Fargo  114,514 5,261

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Welltower, REIT  26,621 2,312
Western Alliance Bancorp  2,933 272
Westlake Chemical  505 42
Westrock  60,664 2,985
Weyerhaeuser, REIT  3,484 118
Wix.com (1) 1,232 368
Workiva (1) 4,659 605
WP Carey, REIT  1,095 88
Xcel Energy  416 28
Yum! Brands  20,123 2,644
Zimmer Biomet Holdings  1,401 229
Zoetis  4,964 1,006
Zoom Video Communications, Class A (1) 5,966 2,256
323,035
Convertible Bonds 0.0%
Rivian, Acquisition Date: 7/23/21, Cost $212 (1)(4)(5) 212,453 212
212
Convertible Preferred Stocks 0.3%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97 (1)(4)(5) 2,160 97
AES, 6.875%, 2/15/24  3,439 341
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52 (1)(4)(5) 6,404 52
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (1)(4)
(5) 116 21
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3 (1)(4)(5) 163 5
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (1)(4)(5) 1,103 34
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (1)(4)(5) 255 15
NextEra Energy, 5.279%, 3/1/23  1,279 66
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (1)(4)(5) 1,666 79
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $136 (1)(4)(5) 12,707 903
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $159 (1)(4)(5) 10,254 728
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $316 (1)(4)(5) 8,565 608
Southern, Series A, 6.75%, 8/1/22  4,788 249
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (1)(4)(5) 2,304 2
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (1)(4)(5) 3,239 3

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)(4)(5) 1,669 153
3,356
Corporate Bonds 2.5%
Abbott Laboratories, 1.15%, 1/30/28  190,000 188
AbbVie, 2.95%, 11/21/26  145,000 157
AbbVie, 3.60%, 5/14/25  240,000 262
AbbVie, 4.50%, 5/14/35  30,000 37
AbbVie, 4.70%, 5/14/45  95,000 121
Agilent Technologies, 3.875%, 7/15/23  65,000 69
AHS Hospital, 5.024%, 7/1/45  20,000 28
Air Lease, 3.50%, 1/15/22  75,000 76
Air Lease, 3.625%, 4/1/27  45,000 49
Altria Group, 2.35%, 5/6/25  40,000 42
Amazon.com, 2.80%, 8/22/24  50,000 53
Amazon.com, 3.875%, 8/22/37  150,000 181
American Airlines PTT, Series 2014-1, Class A, Class A, 3.70%,
10/1/26  22,783 23
American Airlines PTT, Series 2019-1, Class AA, Class AA,
3.15%, 2/15/32  174,984 180
American Campus Communities Operating Partnership, 3.625%,
11/15/27  230,000 252
Anthem, 4.101%, 3/1/28  130,000 150
Anthem, 4.65%, 1/15/43  20,000 25
Aon, 2.20%, 11/15/22  195,000 200
Aon, 3.875%, 12/15/25  25,000 28
Appalachian Power, 4.45%, 6/1/45  40,000 50
Apple, 1.70%, 8/5/31  235,000 234
Apple, 3.20%, 5/13/25  260,000 284
Apple, 3.20%, 5/11/27  300,000 333
Aptiv, 4.15%, 3/15/24  15,000 16
AT&T, 2.75%, 6/1/31  215,000 226
AT&T, 3.00%, 6/30/22  150,000 153
AutoZone, 3.125%, 4/21/26  170,000 186
AutoZone, 3.75%, 6/1/27  70,000 79
Baltimore Gas & Electric, 3.35%, 7/1/23  225,000 236
Bank of America, 3.50%, 4/19/26  400,000 442
Bank of America, 4.45%, 3/3/26  50,000 57
Bank of America, VR, 3.55%, 3/5/24 (6) 100,000 105
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 143
Banner Health, 1.897%, 1/1/31  65,000 65
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 122
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 205
Berkshire Hathaway, 2.75%, 3/15/23  35,000 36
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 34
Biogen, 3.625%, 9/15/22  90,000 93

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 11
Booking Holdings, 3.65%, 3/15/25  30,000 33
BP Capital Markets America, 1.749%, 8/10/30  180,000 178
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (2) 100,000 102
Bristol-Myers Squibb, 2.90%, 7/26/24  163,000 174
Bristol-Myers Squibb, 3.55%, 8/15/22  250,000 258
Brixmor Operating Partnership, 3.90%, 3/15/27  25,000 28
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 91
Burlington Northern Santa Fe, 3.05%, 9/1/22  65,000 66
Cameron LNG, 2.902%, 7/15/31 (2) 40,000 43
Cameron LNG, 3.701%, 1/15/39 (2) 30,000 34
Capital One Financial, 3.20%, 1/30/23  230,000 239
Capital One Financial, VR, 2.359%, 7/29/32 (6) 215,000 217
Cardinal Health, 3.41%, 6/15/27  125,000 138
Cardinal Health, 3.75%, 9/15/25  80,000 88
Caterpillar Financial Services, 3.15%, 9/7/21  250,000 251
CC Holdings, 3.849%, 4/15/23  25,000 26
Centra Health, 4.70%, 1/1/48  385,000 442
Charter Communications Operating, 4.50%, 2/1/24  250,000 272
Charter Communications Operating, 4.908%, 7/23/25  50,000 57
Cigna, 3.25%, 4/15/25  250,000 270
Cigna, 3.75%, 7/15/23  63,000 67
Citigroup, 4.45%, 9/29/27  70,000 81
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 352
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 114
CMS Energy, 4.875%, 3/1/44  25,000 32
Comcast, 1.95%, 1/15/31  155,000 155
Comcast, 2.65%, 2/1/30  225,000 239
CommonSpirit Health, 2.76%, 10/1/24  95,000 100
CommonSpirit Health, 2.782%, 10/1/30  50,000 53
CommonSpirit Health, 2.95%, 11/1/22  25,000 26
ConocoPhillips, 3.75%, 10/1/27 (2) 25,000 28
Crown Castle International, 2.10%, 4/1/31  250,000 248
Crown Castle International, 3.70%, 6/15/26  40,000 44
Crown Castle International, 4.75%, 5/15/47  30,000 37
Crown Castle Towers, 3.72%, 7/15/23 (2) 125,000 129
CVS Health, 2.70%, 8/21/40  40,000 40
CVS Health, 3.25%, 8/15/29  225,000 246
CVS Health, 3.50%, 7/20/22  40,000 41
DCP Midstream Operating, 3.875%, 3/15/23  25,000 26
Delta Air Lines, 3.80%, 4/19/23  75,000 77
Diamondback Energy, 2.875%, 12/1/24  270,000 284
Discover Financial Services, 3.75%, 3/4/25  15,000 16
Discover Financial Services, 3.85%, 11/21/22  95,000 99
Eaton Vance, 3.625%, 6/15/23  15,000 16
Ecolab, 3.25%, 12/1/27  265,000 294

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Elanco Animal Health, 4.912%, 8/27/21  30,000 30
Energy Transfer, 5.25%, 4/15/29  120,000 143
Equitable Holdings, 3.90%, 4/20/23  29,000 31
Essex Portfolio, 2.65%, 3/15/32  135,000 140
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 17
Fifth Third Bancorp, 4.30%, 1/16/24  65,000 70
FirstEnergy, Series C, 7.375%, 11/15/31  60,000 84
FirstEnergy Transmission, 4.35%, 1/15/25 (2) 65,000 72
Fiserv, 3.20%, 7/1/26  100,000 109
Florida Gas Transmission, 3.875%, 7/15/22 (2) 20,000 20
Florida Gas Transmission, 4.35%, 7/15/25 (2) 215,000 239
GE Capital International Funding, 4.418%, 11/15/35  200,000 245
General Motors, 4.00%, 4/1/25  55,000 60
General Motors Financial, 2.40%, 4/10/28  305,000 313
General Motors Financial, 3.55%, 7/8/22  205,000 211
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 19
Gilead Sciences, 3.25%, 9/1/22  20,000 21
Goldman Sachs Group, 3.50%, 1/23/25  300,000 325
Goldman Sachs Group, 3.85%, 1/26/27  115,000 127
Goldman Sachs Group, 5.15%, 5/22/45  15,000 20
Goldman Sachs Group, 6.75%, 10/1/37  10,000 15
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 207
Goldman Sachs Group, VR, 2.908%, 7/21/42 (6) 130,000 132
Hackensack Meridian Health, 4.211%, 7/1/48  155,000 196
Hasbro, 3.00%, 11/19/24  150,000 160
HCA, 4.125%, 6/15/29  235,000 268
Healthcare Realty Trust, 3.625%, 1/15/28  30,000 33
Healthpeak Properties, 2.875%, 1/15/31  45,000 48
High Street Funding Trust I, 4.111%, 2/15/28 (2) 100,000 114
Hyatt Hotels, 3.375%, 7/15/23  30,000 31
Hyundai Capital America, 1.30%, 1/8/26 (2) 145,000 144
Hyundai Capital America, 1.80%, 10/15/25 (2) 55,000 56
Hyundai Capital America, 2.00%, 6/15/28 (2) 235,000 236
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 180
Intercontinental Exchange, 3.45%, 9/21/23  275,000 292
Intercontinental Exchange, 3.75%, 12/1/25  75,000 83
International Paper, 5.00%, 9/15/35  35,000 45
ITC Holdings, 2.70%, 11/15/22  95,000 97
JPMorgan Chase, 3.375%, 5/1/23  410,000 430
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 238
JPMorgan Chase, VR, 3.559%, 4/23/24 (6) 125,000 131
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 187
Kansas City Southern, 2.875%, 11/15/29  55,000 59
Kansas City Southern, 3.50%, 5/1/50  155,000 168
Kansas City Southern, 4.30%, 5/15/43  25,000 30
Kentucky Utilities, 4.375%, 10/1/45  65,000 81

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KeyCorp, 2.25%, 4/6/27  90,000 94
Keysight Technologies, 4.55%, 10/30/24  230,000 256
Kilroy Realty, 3.45%, 12/15/24  40,000 43
Kilroy Realty, 4.25%, 8/15/29  25,000 29
Kilroy Realty, 4.375%, 10/1/25  15,000 17
Kimco Realty, 3.40%, 11/1/22  20,000 21
L3Harris Technologies, 4.854%, 4/27/35  50,000 64
Liberty Mutual Group, 4.25%, 6/15/23 (2) 10,000 11
Liberty Mutual Group, 4.85%, 8/1/44 (2) 20,000 25
Life Storage, 4.00%, 6/15/29  145,000 165
LYB International Finance II, 3.50%, 3/2/27  300,000 331
M&T Bank, 3.55%, 7/26/23  345,000 366
Marsh & McLennan, 3.30%, 3/14/23  10,000 10
Marsh & McLennan, 3.50%, 6/3/24  115,000 124
McDonald's, 1.45%, 9/1/25  65,000 66
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 149
Micron Technology, 2.497%, 4/24/23  85,000 88
Micron Technology, 4.185%, 2/15/27  100,000 113
Microsoft, 2.921%, 3/17/52  90,000 97
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2) 110,000 125
Mississippi Power, 3.95%, 3/30/28  170,000 194
Morgan Stanley, 3.125%, 1/23/23  485,000 504
Morgan Stanley, 4.10%, 5/22/23  200,000 213
Morgan Stanley, 4.30%, 1/27/45  45,000 56
Morgan Stanley, VR, 3.971%, 7/22/38 (6) 135,000 160
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.223%, 9/9/22  210,000 210
New York Life Global Funding, 3.25%, 8/6/21 (2) 135,000 135
NiSource, 3.49%, 5/15/27  215,000 239
NiSource, 3.95%, 3/30/48  105,000 122
Nissan Motor Acceptance, 3.65%, 9/21/21 (2) 110,000 110
Northern Trust, 3.95%, 10/30/25  25,000 28
Northwestern University, Series 2020, 2.64%, 12/1/50  140,000 144
Nucor, 2.70%, 6/1/30  70,000 74
Nucor, 3.95%, 5/1/28  130,000 150
Omnicom Group, 3.60%, 4/15/26  50,000 56
Omnicom Group, 3.65%, 11/1/24  50,000 54
Oracle, 2.40%, 9/15/23  300,000 311
O'Reilly Automotive, 3.60%, 9/1/27  145,000 164
O'Reilly Automotive, 3.80%, 9/1/22  125,000 129
Pacific Gas & Electric, 2.10%, 8/1/27  125,000 121
Packaging Corp. of America, 3.65%, 9/15/24  15,000 16
PayPal Holdings, 2.40%, 10/1/24  345,000 363
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 220
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 80
PNC Financial Services Group, 3.30%, 3/8/22  20,000 20
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 30

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Pricoa Global Funding I, 3.45%, 9/1/23 (2) 270,000 287
Principal Financial Group, 2.125%, 6/15/30  160,000 162
Principal Financial Group, 3.30%, 9/15/22  25,000 26
Principal Financial Group, 3.40%, 5/15/25  35,000 38
Prologis, 2.125%, 4/15/27  30,000 31
Protective Life Global Funding, 1.082%, 6/9/23 (2) 205,000 208
Providence Health & Services Obligated Group, 4.379%,
10/1/23  25,000 27
QUALCOMM, 3.25%, 5/20/27  107,000 118
QVC, 4.85%, 4/1/24  20,000 22
Regency Centers, 4.125%, 3/15/28  35,000 40
Republic Services, 3.375%, 11/15/27  230,000 255
Roper Technologies, 2.95%, 9/15/29  60,000 65
Roper Technologies, 3.80%, 12/15/26  50,000 56
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 57
salesforce.com, 2.70%, 7/15/41  370,000 376
SBA Tower Trust, 2.836%, 1/15/25 (2) 250,000 265
ServiceNow, 1.40%, 9/1/30  235,000 224
Simon Property Group, 3.375%, 10/1/24  45,000 48
Spectra Energy Partners, 3.375%, 10/15/26  40,000 44
Spectra Energy Partners, 4.75%, 3/15/24  170,000 186
State Street, 3.10%, 5/15/23  25,000 26
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (2) 130,000 159
Texas Instruments, 1.375%, 3/12/25  45,000 46
Time Warner Cable, 6.55%, 5/1/37  13,000 18
Time Warner Cable, 6.75%, 6/15/39  13,000 18
TJX, 1.60%, 5/15/31  55,000 54
Trinity Health, 4.125%, 12/1/45  25,000 32
Truist Bank, VR, 3.502%, 8/2/22 (6) 350,000 350
Union Pacific, 4.75%, 9/15/41  10,000 13
United Airlines PTT, Series 2014-2, Class A, Class A, 3.75%,
9/3/26  3,452 4
United Airlines PTT, Series 2018-1, Class A, Class A, 3.70%,
3/1/30  304,794 313
UnitedHealth Group, 2.00%, 5/15/30  85,000 87
UnitedHealth Group, 3.75%, 7/15/25  40,000 45
Valero Energy, 2.85%, 4/15/25  260,000 275
VEREIT Operating Partnership, 2.20%, 6/15/28  70,000 72
Verizon Communications, 1.68%, 10/30/30  28,000 27
Verizon Communications, 2.625%, 8/15/26  230,000 245
Verizon Communications, 2.65%, 11/20/40  420,000 409
Visa, 2.15%, 9/15/22  90,000 92
Visa, 4.15%, 12/14/35  90,000 112
Vistra Operations, 3.55%, 7/15/24 (2) 135,000 143
VMware, 1.40%, 8/15/26  350,000 351

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Walmart, 3.40%, 6/26/23  300,000 317
Wells Fargo, 3.50%, 3/8/22  16,000 16
Wells Fargo, VR, 3.068%, 4/30/41 (6) 240,000 252
Western Midstream Operating, 4.00%, 7/1/22  20,000 20
Willis North America, 3.60%, 5/15/24  40,000 43
Willis North America, 4.50%, 9/15/28  160,000 186
WP Carey, 3.85%, 7/15/29  215,000 242
29,638
Municipal Securities 0.2%
California State Univ., Series B, 2.795%, 11/1/41  250,000 253
California, Build America, GO, 7.625%, 3/1/40  35,000 60
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 411
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  15,000 17
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  15,000 24
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 187
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  20,000 25
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  15,000 20
Miami-Dade County Transit System, Bulild America, Series B,
5.624%, 7/1/40  160,000 235
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42  90,000 98
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  127,000 200
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  15,000 20
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  20,000 22
South Carolina Public Service Auth., Series D, Unrefunded
Portion, 2.388%, 12/1/23  25,000 26
Texas A&M Univ., Series B, 3.33%, 5/15/39  250,000 273
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  25,000 30
Univ. of California Regents, Build America, 5.77%, 5/15/43  15,000 22
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 35
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 125
2,088
Non-U.S. Government Mortgage-Backed Securities 0.5%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (2) 184,722 185

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO, ARM,
1.115%, 1/25/66 (2) 60,526 60
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (2) 136,349 136
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM,
1M USD LIBOR + 0.93%, 1.023%, 12/15/36 (2) 150,000 150
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
D, ARM, 1M USD LIBOR + 2.16%, 2.253%, 11/15/34 (2) 50,000 49
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (2) 100,000 104
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49  55,000 61
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50  110,000 120
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58  25,000 28
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (2) 109,682 112
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 1.393%, 11/15/37 (2) 137,619 138
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.743%, 11/15/37 (2) 155,313 156
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 44
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 66
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 111
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.189%, 11/25/29  123,065 122
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (2) 52,145 53
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M USD LIBOR + 1.38%, 1.474%, 7/15/38 (2) 100,000 100
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (2) 165,000 174
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (2) 20,610 21
Galton Funding Mortgage Trust, Series 2019-H1, Class A1,
CMO, ARM, 2.657%, 10/25/59 (2) 22,109 22
Galton Funding Mortgage Trust, Series 2019-H1, Class A3,
CMO, ARM, 2.964%, 10/25/59 (2) 82,628 83
Galton Funding Mortgage Trust, Series 2020-H1, Class A1,
CMO, ARM, 2.31%, 1/25/60 (2) 36,077 37
Goldman Sachs Mortgage Securities Trust, Series 2013-GC16,
Class B, ARM, 5.161%, 11/10/46  175,000 187

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Goldman Sachs Mortgage Securities Trust, Series 2015-GC32,
Class A4, 3.764%, 7/10/48  25,000 28
Goldman Sachs Mortgage Securities Trust, Series 2018-GS9,
Class A4, ARM, 3.992%, 3/10/51  65,000 74
Goldman Sachs Mortgage-Backed Securities Trust, Series 2021-
PJ5, Class A8, CMO, ARM, 2.50%, 10/25/51 (2) 227,551 234
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (2) 100,000 103
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 1.726%, 12/15/36 (2) 70,000 70
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1,
CMO, ARM, 2.675%, 11/25/59 (2) 24,125 24
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (2) 75,691 77
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 71
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  50,000 55
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (2) 79,190 81
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (2) 93,778 96
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%, 0.922%, 8/25/50 (2) 20,097 20
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (2) 35,727 36
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M USD LIBOR + 1.101%, 1.194%, 4/15/38 (2) 255,000 256
MHC Trust, Series 2021-MHC2, Class D, ARM, 1M USD LIBOR +
1.50%, 1.593%, 5/15/23 (2) 110,000 110
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62 (2) 63,696 65
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C9, Class A4, 3.102%, 5/15/46  20,000 21
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47  20,000 22
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 38
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 94
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 171
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2016-C30, Class A5, 2.86%, 9/15/49  25,000 27
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D,
ARM, 3.177%, 11/10/36 (2) 130,000 130

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.589%, 1.682%, 4/15/32 (2) 100,000 99
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (2) 88,778 90
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 1.189%, 10/25/59 (2) 43,767 44
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (2) 2,095 2
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (2) 19,407 20
SFO Commercial Mortgage Trust, Series 2021-555, Class B,
ARM, 1M USD LIBOR + 1.50%, 1.593%, 5/15/38 (2) 110,000 110
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (2) 21,534 22
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A1, CMO, ARM, 2.61%, 9/27/49 (2) 36,497 37
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (2) 72,876 73
Starwood Mortgage Residential Trust, Series 2021-2, Class A2,
CMO, ARM, 1.172%, 5/25/65 (2) 84,941 85
Structured Agency Credit Risk Debt Notes, Series 2020-DNA6,
Class M1, CMO, ARM, SOFR30A + 0.90%, 0.95%, 12/25/50 (2) 27,331 27
Structured Agency Credit Risk Debt Notes, Series 2020-HQA5,
Class M1, CMO, ARM, SOFR30A + 1.10%, 1.15%, 11/25/50 (2) 29,544 30
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 0.85%, 8/25/33 (2) 125,000 125
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 2.15%, 10/25/33 (2) 60,000 61
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1,
Class M1, CMO, ARM, SOFR30A + 0.70%, 0.75%, 8/25/33 (2) 195,000 195
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (2) 53,894 55
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (2) 42,623 44
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (2) 73,098 74
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (2) 113,458 115
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (2) 80,903 81
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 45
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48  100,000 110
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  75,000 83

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wells Fargo Mortgage Backed Securities Trust, Series 2021-
RR1, Class A1, CMO, ARM, 2.50%, 12/25/50 (2) 113,976 117
5,966
Private Investment Companies 7.4%
Blackstone Partners Offshore Fund (1)(4) 65,910 88,496
88,496
U.S. Government & Agency Mortgage-Backed
Securities 0.0%
Federal Home Loan Mortgage
2.777%, 4/25/23  7 7
2.952%, 2/25/27  28 30
37
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 7.1%
U.S. Treasury Bonds, 1.125%, 5/15/40 (8) 3,330,000 2,976
U.S. Treasury Bonds, 1.375%, 8/15/50  2,450,000 2,152
U.S. Treasury Bonds, 1.875%, 2/15/41  2,195,000 2,221
U.S. Treasury Bonds, 1.875%, 2/15/51  2,905,000 2,883
U.S. Treasury Bonds, 2.00%, 2/15/50  1,900,000 1,938
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 162
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 76
U.S. Treasury Bonds, 2.75%, 8/15/47 (8)(11) 5,915,000 6,967
U.S. Treasury Bonds, 2.875%, 8/15/45 (11) 570,000 681
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 480
U.S. Treasury Bonds, 3.00%, 11/15/45  435,000 531
U.S. Treasury Bonds, 3.00%, 2/15/47 (11) 220,000 270
U.S. Treasury Bonds, 3.00%, 2/15/48 (8) 740,000 913
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 185
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 356
U.S. Treasury Bonds, 3.125%, 8/15/44 (8) 610,000 755
U.S. Treasury Bonds, 3.50%, 2/15/39  850,000 1,093
U.S. Treasury Bonds, 3.875%, 8/15/40  200,000 270
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  397,044 456
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  407,306 480
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  812,935 1,002
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  114,369 144
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  165,047 220
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  287,322 388
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  338,408 468
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  144,420 202
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  139,761 199
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28  37,264 46
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26  461,142 549
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29  517,828 683

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28  777,261 1,070
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  159,775 167
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  2,224,339 2,406
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  2,020,817 2,192
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  3,134,227 3,455
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  2,567,226 2,834
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  1,191,545 1,327
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  292,232 330
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  1,022,117 1,162
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  790,447 900
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  850,132 927
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  1,052,390 1,205
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  746,097 794
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  278,114 309
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  621,841 702
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  118,851 136
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  1,576,476 1,706
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  109 —
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  3,520,020 3,723
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  1,267,927 1,370
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  2,348,543 2,645
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  280,974 331
U.S. Treasury Notes, 0.125%, 1/31/23  1,575,000 1,575
U.S. Treasury Notes, 0.125%, 5/31/23  4,225,000 4,222
U.S. Treasury Notes, 0.25%, 5/31/25 (8) 10,895,000 10,784
U.S. Treasury Notes, 0.375%, 1/31/26  200,000 198
U.S. Treasury Notes, 0.625%, 8/15/30  2,235,000 2,128
U.S. Treasury Notes, 0.75%, 3/31/26  1,865,000 1,874
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 119
U.S. Treasury Notes, 1.125%, 2/28/22 (8) 1,865,000 1,876
U.S. Treasury Notes, 1.125%, 2/15/31  310,000 308
U.S. Treasury Notes, 1.625%, 8/15/29  950,000 989
U.S. Treasury Notes, 1.625%, 5/15/31  985,000 1,021
U.S. Treasury Notes, 1.875%, 9/30/22  25,000 26
U.S. Treasury Notes, 2.125%, 8/15/21  10,000 10
84,567
Total United States (Cost
$649,684
)
804,471
URUGUAY 0.0%
Common Stocks 0.0%
Dlocal (USD) (1) 3,190 144
Total Uruguay (Cost
$71
)
144

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
VIETNAM 0.2%
Common Stocks 0.2%
Airports Corp. of Vietnam (1) 8,900 29
Asia Commercial Bank (1) 44,375 71
Bank for Foreign Trade of Vietnam  40,500 173
FPT  79,360 343
Military Commercial Joint Stock Bank (1) 80,325 101
Mobile World Investment  60,000 455
Nam Long Investment  120,100 229
Phu Nhuan Jewelry  43,000 180
Saigon Beer Alcohol Beverage  21,100 146
Vietnam Dairy Products  51,000 191
Total Vietnam (Cost
$1,688
)
1,918
SHORT-TERM INVESTMENTS 4.6%
Money Market Funds 4.6%
T. Rowe Price Treasury Reserve Fund, 0.04% (9)(12) 54,971,305 54,971
Total Short-Term Investments (Cost $54,971) 54,971
SECURITIES LENDING COLLATERAL
0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (9)(12) 210,029 2,100
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,100
Total Securities Lending Collateral (Cost $2,100) 2,100
Total Investments in Securities 99.4%
(Cost $945,108) $ 1,185,519
Other Assets Less Liabilities 0.6% 7,257
Net Assets 100.0% $ 1,192,776
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$19,876 and represents 1.7% of net assets.
(3) All or a portion of this security is on loan at July 31, 2021.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $3,755 and represents 0.3% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(7) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
July 31, 2021, was $171 and was valued at $152 (0.0% of net assets).
(8) All or a portion of this security is pledged to cover or as collateral for written call options at July 31, 2021.
(9) Affiliated Companies
(10) SEC 30-day yield
(11) At July 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israel Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PIPE Private Investment in Public Equity
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
8/20/21 @ $87.00 2,500 21,567 (75)
S&P 500 Index, Call, 9/17/21 @ $4,425.00 130 57,138 (898)
U.S. Treasury 10-Year Notes Futures, Put, 8/27/21 @
$132.50 13 1,748 (1)
U.S. Treasury Long-Term Bonds Futures, Call, 8/27/21
@ $163.00 43 7,083 (117)
U.S. Treasury Long-Term Bonds Futures, Put, 8/27/21
@ $163.00 43 7,083 (43)
Total Exchange-Traded Options Written (Premiums $(1,465)) $ (1,134)
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Julius Baer Group, Call,
9/17/21 @ 68.00 (CHF) 4 24 —
Total OTC Options Written (Premiums $(1)) $ —
Total Options Written (Premiums $(1,466)) $ (1,134)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 4,000 102 99 3
Total United States 3
Total Centrally Cleared Credit Default Swaps,
Protection Sold 3
Total Centrally Cleared Swaps 3
Net payments (receipts) of variation margin to date (5)
Variation margin receivable (payable) on centrally cleared swaps $ (2)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/20/21 USD 69 EUR 57 $ 2
Bank of America 8/31/21 USD 1,546 DKK 9,732 (7)
Citibank 8/20/21 GBP 49 USD 68 —
Citibank 8/20/21 USD 120 GBP 85 2
Citibank 8/20/21 USD 68 GBP 49 —
Citibank 8/31/21 CHF 94 USD 104 —
Citibank 8/31/21 EUR 321 USD 381 —
Citibank 8/31/21 GBP 130 USD 181 —
Citibank 8/31/21 JPY 32,534 USD 296 —
Deutsche Bank 8/31/21 USD 409 NOK 3,628 (2)
Deutsche Bank 8/31/21 USD 2,297 SEK 19,842 (9)
Goldman Sachs 8/20/21 EUR 57 USD 68 —
HSBC Bank 8/20/21 SEK 575 USD 68 (1)
HSBC Bank 8/31/21 USD 8,937 GBP 6,440 (15)
HSBC Bank 8/31/21 USD 200 ILS 652 (2)
JPMorgan Chase 8/20/21 EUR 95 USD 115 (3)
JPMorgan Chase 8/20/21 USD 114 EUR 95 1
JPMorgan Chase 8/20/21 USD 69 SEK 575 2
JPMorgan Chase 8/20/21 USD 67 SEK 575 —
JPMorgan Chase 8/31/21 AUD 60 USD 44 —
JPMorgan Chase 8/31/21 HKD 368 USD 47 —
JPMorgan Chase 8/31/21 NOK 367 USD 42 —
JPMorgan Chase 8/31/21 USD 47 DKK 296 —
JPMorgan Chase 8/31/21 USD 7 ILS 24 —
JPMorgan Chase 8/31/21 USD 33 SEK 282 —
JPMorgan Chase 8/31/21 USD 14 SGD 19 —
Morgan Stanley 8/31/21 USD 6,050 CHF 5,532 (61)
Morgan Stanley 8/31/21 USD 142 NZD 204 —
RBC Dominion Securities 8/31/21 USD 1,830 HKD 14,240 (2)
Standard Chartered 8/31/21 USD 4,279 AUD 5,828 2
Standard Chartered 8/31/21 USD 14,057 JPY 1,547,206 (50)
State Street 8/20/21 GBP 85 USD 120 (2)
State Street 8/20/21 SEK 575 USD 69 (2)
UBS Investment Bank 8/31/21 USD 20,428 EUR 17,295 (101)
UBS Investment Bank 8/31/21 USD 614 SGD 835 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (250)

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 30 MSCI EAFE Index contracts 9/21 (3,479) $ 67
Long, 364 Russell 2000 E-Mini Index contracts 9/21 40,433 (1,450)
Long, 74 S&P 500 E-Mini Index contracts 9/21 16,241 92
Long, 82 S&P MidCap 400 E-Mini Index contracts 9/21 22,129 (179)
Long, 61 U.S. Treasury Long Bond contracts 9/21 10,048 223
Long, 59 U.S. Treasury Notes five year contracts 9/21 7,342 2
Short, 25 U.S. Treasury Notes ten year contracts 9/21 (3,361) —
Short, 4 U.S. Treasury Notes two year contracts 9/21 (883) —
Short, 1 Ultra U.S. Treasury Bonds contracts 9/21 (199) —
Short, 10 Ultra U.S. Treasury Notes ten year contracts 9/21 (1,502) (46)
Net payments (receipts) of variation margin to date 934
Variation margin receivable (payable) on open futures contracts $ (357)

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 3.29%  $ — $ 634 $ 948
T. Rowe Price Emerging Markets Local Currency
Bond Fund - Investor Class, 4.80%  — 991 890
T. Rowe Price Institutional Emerging Markets
Bond Fund, 4.23%  — 1,727 1,426
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.41%  — 359 509
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 3.71%  — 1,126 925
T. Rowe Price International Bond Fund - I Class,
1.08%  — 107 329
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 1.13%  33 57 68
T. Rowe Price Ultra Short-Term Bond Fund - I
Class, 0.55%  36 — 304
T. Rowe Price Treasury Reserve Fund, 0.04% — — 16
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ 69# $ 5,001 $ 5,415+

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Dynamic Global
Bond Fund - I Class, 3.29%  $ 39,464 $ 12,200 $ — $ 52,298
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - Investor Class, 4.80%  22,410 5,391 878 27,914
T. Rowe Price Institutional
Emerging Markets Bond Fund,
4.23%  31,926 10,851 57 44,447
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.41%  11,571 8,510 — 20,440
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
3.71%  20,432 5,174 — 26,732
T. Rowe Price International
Bond Fund - I Class, 1.08%  23,672 13,729 — 37,508
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 1.13%  6,006 91 74 6,080
T. Rowe Price Ultra Short-Term
Bond Fund - I Class, 0.55%  30,841 15,340 — 46,181
T. Rowe Price Treasury Reserve
Fund, 0.04% 35,785  ¤  ¤ 54,971
T. Rowe Price Short-Term Fund,
0.07% 1,916  ¤  ¤ 2,100
Total $ 318,671^
# Capital gain distributions from mutual funds represented $69 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,415 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $315,665.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments
58
T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE Global Allocation Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and Exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE Global Allocation Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 142,215 $ 212 $ 142,427
Bond Mutual Funds 261,600 — — 261,600
Common Stocks 351,508 278,037 98 629,643
Convertible Preferred Stocks — 656 3,006 3,662
Preferred Stocks — 2,620 — 2,620
Private Investment Companies — — 88,496 88,496
Short-Term Investments 54,971 — — 54,971
Securities Lending Collateral 2,100 — — 2,100
Total Securities 670,179 423,528 91,812 1,185,519
Swaps* — 3 — 3
Forward Currency Exchange
Contracts — 9 — 9
Futures Contracts* 384 — — 384
Total $ 670,563 $ 423,540 $ 91,812 $ 1,185,915
Liabilities
Options Written $ 161 $ 973 $ — $ 1,134
Forward Currency Exchange
Contracts — 259 — 259
Futures Contracts* 1,675 — — 1,675
Total $ 1,836 $ 1,232 $ — $ 3,068

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31,
2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2021, totaled $9,386,000 for the period ended July 31, 2021.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
10/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
7/31/21
Investment in
Securities
Common Stocks $ 42 $ (27) $ — $ — $ 83 $ 98
Convertible Preferred
Stocks 818 1,693 618 (123) — 3,006
Convertible Bonds — — 212 — — 212
Private Investment
Companies 63,807 7,689 17,000 — — 88,496
Total $ 64,667 $ 9,355 $ 17,830 $ (123) $ 83 $ 91,812

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 98 Recent
comparable
transaction
price(s)
—# —# —# —#
Rate of return 15% 15% Increase
Discount
for lack of
certainty
100% 100% Decrease
Market
comparable
Enterprise
value to gross
profit multiple
7.5x
– 15.1x
11.3x Increase
Gross profit
growth rate
21% 21% Increase
Enterprise
value to sales
multiple
3.4x
– 4.8x
4.1x Increase
Sales growth
rate
19% 19% Increase
Projected
enterprise
value to
EBITDA
multiple
12.7x 12.7x Increase
Enterprise
value to
EBITDA
multiple
10.8x 10.8x Increase
Segment-
based price-
to-earnings
multiple
11.5x
– 36.4x
23.5x Increase
Whole
company
price-to-
earnings
multiple
21.3x 21.3x Increase

T. ROWE PRICE Global Allocation Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F154-054Q3 07/21
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Convertible
Preferred
Stocks
$ 3,006 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.4x
– 8.1x
6.6x Increase
Sales growth
rate
29%
- 38%
35% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bond
$ 212 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Investment
Companies
$ 88,496 Rollforward of
Investee NAV
Estimated
return
0.26% 0.26% Increase